UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9353

Seligman New Technologies Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 9/30/05

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

SELIGMAN NEW TECHNOLOGIES FUND, INC.
Schedule of Investments (unaudited) (liquidation basis Note 1)
September 30, 2005
	Shares, Warrants or Principal Amount		Acquisition Date*	Cost*	Value
Restricted Securities#86.6%
Convertible Preferred Stocks 66.0%
Application Software 1.7%
Index Stock Imagery (Series A Sr.)Ø	1,356,509	shs.	3/20/02 to 4/16/04	$3,962,029	$ 678,255
Sensable Technologies (Series C)Ø	489,458		4/5/00	1,625,000	-
					678,255
Communications Equipment 0.0%
Geographic Network Affiliates International (Series A)Ø	63,200		12/29/99	6,327,009	-
Geographic Network Affiliates International (Series B)	316,000		12/5/01	-	-
					-
Health Care Equipment and Supplies 41.7%
Bernard Technologies (Series D)Ø	1,436,364		11/8/99	3,957,011	-
GMP Companies (Series A)Ø	1,092,000		9/15/99	5,473,006	16,958,760
					16,958,760
Internet Software and Services 13.9%
Adexa (Series C)	98,003		8/24/00	1,244,950	49,981
Adexa (Series E)	59,394	†	7/12/02	75,438	23,758
ePolicy Solutions (Series B)	562,113		5/2/00	1,999,998	140,528
Global Commerce Systems (Series A)	1,746		4/6/00	30,005	-
Global Commerce Systems (Series D)	1,125,148		4/6/00	5,474,826	-
iBiquity Digital (Series A)	383,495		1/19/00	3,559,221	1,614,514
iBiquity Digital (Series C)	464,144		4/24/02	1,424,923	1,424,922
Infomediary Technology Solutions (Series A Sr.)	1,660,130		10/6/00	1,001,515	2,656
NeoPlanet (Series C)Ø	1,344,302		2/18/00	6,319,998	24,171
OurHouse (Series D)	1,316,666		2/11/00	7,899,996	-
The Petroleum Place (Series C)	68,505		3/7/00	4,050,016	1,105,671
QuinStreet (Series B)	166,102		5/25/00	490,001	1,058,070
Techies.com (Series C)	743,529		1/27/00	6,320,139	-
UGO Networks (Series II)	290,162		1/30/01	575,174	194,408
					5,638,679
IT Services 7.4%
LifeMasters Supported SelfCare (Series E)	510,318		1/31/00	4,082,544	3,010,876

Systems Software 1.2%
Enterworks (Series A)	2,747,826		12/30/99	3,160,000	-
FlashPoint Technology (Series E)Ø‡	1,037,037		9/10/99	4,203,479	-
NSI Software (Series B)	222,934		4/14/00 to 11/13/02	1,886,996	497,143
					497,143
Wireless Telecommunication Services 0.1%
fusionOne (Series D)	345,420		9/13/00 to 10/11/00	1,875,631	25,906

Total Convertible Preferred Stocks					26,809,619
Limited Partnerships 15.7%
Multi-Sector Holdings 15.7%
Asia Internet Capital Ventures			8/15/00	336,742	215,925
Compass Venture Partners			11/22/99 to 2/21/02	458,087	166,950
Edison Venture Fund IV			10/18/99 to 12/19/02	2,416,227	2,035,762
InnoCal II			8/23/00 to 7/1/05	1,474,583	1,216,037
Walden VC II			5/17/00 to 7/25/05	4,276,437	2,765,665
Total Limited Partnerships					6,400,339
Common Stocks and Warrants 4.8%
Application Software 0.0%
Sensable TechnologiesØ	2,569,599		10/1/04	-	-

Communications Equipment 0.0%
Viadux	1,654		12/10/99	790,002	-
WaveSplitter Technologies	7,322		9/22/00	625,811	-
					-
Electronic Equipment and Instruments 0.3%
Symbol Technologies	10,561		8/29/05	-	102,231

Health Care Equipment and Supplies 0.1%
Cardiac Science	5,052		6/23/00	334,809	43,619
Internet Software and Services 0.1%
etang.com	71,457		1/6/00	-	2,858
Interactive Video Technologies	66,530		12/23/99	5,135,000	-
Qpass	38,279		5/2/00 to 5/11/01	2,160,000	16,843
UGO Networks	44,350		11/12/99	3,162,334	15,966
Workstream	22,397		3/23/00	4,524,059	31,180
					66,847
IT Services 2.6%
Access Data (Class A)Ø	3,190,909		3/29/00	5,265,000	1,053,000
Axentis	67,828		6/23/00	24,849	-
					1,053,000
Multi-Sector Holdings 0.4%
Tower Gate (Series E)	202,053		7/26/00	306,494	153,730

Systems Software 1.0%
CoventorØ	4,196,058		3/8/00	5,265,002	335,685
DecisionPoint Applications	67,307		4/20/00	1,751,523	45,769
Entegrity Solutions	59,413		2/16/00 to 4/25/02	3,195,221	-
NSI Software	10,424		4/14/00	40,208	4,899
					386,353
Wireless Telecommunication Services 0.3%
GoSolutionsØ	342,411		4/3/00 to 3/19/01	2,967,018	61,634
GoSolutions	226,745	wts.	5/24/01	57,500	77,093
					138,727
Total Common Stocks and Warrants					1,944,507

Convertible Promissory Notes 0.0%
Internet Software and Services 0.0%
Techies.com, 9% due 2/20/2008	$ 210,666		2/22/01	210,666	-

Total Convertible Promissory Notes					-

Restricted Short -Term Holdings 0.1%
Communications Equipment 0.1%
Geographic Network Affiliates International 9%, payable on demand	1,011,200	†	12/5/01 to 3/12/02	1,011,748	35,392

Internet Software and Services 0.0%
Techies.com:
9%, payable on demand	771,976		6/7/00	771,976	-
9%, due 2/20/2006	421,333		2/22/01	425,568	-
					-
Total Restricted Securities					35,189,857

Unrestricted Short-Term Holdings 24.2%
Repurchase Agreement 14.4%
State Street Bank 3.1%, dated 9/30/2005, maturing 10/3/2005, in the amount of $5,844,509 collateralized by: $6,090,000 US Treasury Notes 3.625%, 7/15/2006, with a fair market value of $6,021,488	5,843,000				5,843,000

Fixed Time Deposits 9.8%
BNP Paribas, Grand Cayman 3.25%, 10/6/2005	4,000,000				3,998,194

Total Unrestricted Short-Term Holdings					9,841,194

Total Investments 110.8%					45,031,051

Other Assets Less Liabilities (10.8)%					(4,390,886)

Net Assets 100.0%					$ 40,640,165

___________________
*	Required disclosure for restricted securities only.
#
Restricted securities listed above are non-income producing and were purchased through private offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has generally agreed to further restrictions on the disposition of these holdings as set forth in various agreements entered into in connection with the purchase of these investments. The Fund typically will bear costs in connection with the disposition of these investments including those involved in registration under the Securities Act of 1933, but under certain limited circumstances, such costs could be borne by the issuer. These investments are valued at fair value as determined in accordance with procedures approved by the Board of Directors of the Fund.

Ø	Affiliated issuer (issuers in which the Fund’s holdings represent 5% or more of the outstanding voting securities) with aggregate cost of $45,364,552 and value of $19,111,505.
‡	Income producing security.
†	Warrants attached.
See accompanying notes.

Seligman New Technologies Fund, Inc.
Notes to Schedule of Investments (unaudited) (liquidation basis (Note 1))
September 30, 2005

1.
Liquidation — On February 25, 2004, the stockholders of Seligman New Technologies Fund, Inc. (the “Fund”) approved two proposals: (i) a plan of liquidation and dissolution of the Fund; and (ii) the elimination of the Fund’s fundamental investment policy of making quarterly repurchase offers for its common stock. As a result, the last quarterly share repurchase offer was completed on January 9, 2004, and the Fund changed its basis of accounting from the going concern basis to the liquidation basis.

2.
Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated, the Fund’s Manager, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors (the “Board”). This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

The Fund owns securities of privately-owned technology companies. These are referred to as venture capital companies. There can be no assurances that any of the venture capital companies in which the Fund is invested will complete public offerings or be sold, or, if such events occur, with respect to the timing or values of such offerings or sales.

Venture capital investments are valued at fair value, which is cost unless the Manager determines, pursuant to the Fund’s valuation procedures, that such a valuation no longer reflects fair value. Examples of cases where cost (or a previously determined value) may no longer be appropriate include sales of similar securities of the company to the Fund or to third parties at different prices or terms, if a company is acquired by another company, if a company in which the Fund invests undertakes an initial public offering (each, a market clearing event), or if the company’s operating results vary from projected results. In such situations, the Fund’s investment is revalued in a manner that the Manager, following procedures approved by the Board, determines best reflects its fair value. In the case of a market clearing event, the investment is valued based on the terms and conditions of the event. In the absence of a market clearing event, the valuation is determined using one of several methods including a discounted cash flow, discounted earnings or comparable revenues model using assumptions set by the Manager based on the company’s results and/or plans.

The Fund may also hold restricted securities of a class that has been sold to the public. The fair valuation of these restricted securities is often the market value of the publicly-traded shares less a discount to reflect contractual or legal restrictions limiting resale. At September 30, 2005, market quotations were not readily available for venture capital securities valued at $35,189,857 (approximately 87% of net assets). Because of the inherent uncertainty of valuation, the estimated values may differ significantly from the values that would have been used had a ready market for the securities existed.

3.
At September 30, 2005, the cost of investments for federal income tax purposes, and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities, including the effects of foreign currency translations, were as follows:

Tax Basis Cost	Total Unrealized Appreciation	Total Unrealized Depreciation	Net Unrealized Depreciation
$133,846,963	$12,178,505	$100,994,417	$88,815,912

4.
Affiliated Issuers — As defined under the Investment Company Act of 1940, as amended, affiliated issuers are those issuers in which the Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of affiliated issuers during the nine months ended September 30, 2005, is as follows:

Affiliate	Beginning Shares	Gross Purchases and Additions	Gross Sales and Reductions	Gross Sales and Reductions	Ending Shares	Dividend Income/ (Realized Loss)	Ending Value
Access Data (Class A) (common stock)	3,190,909	-	-	-	3,190,909		$1,053,000
Bernard Technologies (Series D)	1,436,364	-	-	-	1,436,364		-
Conventor (common stock)	4,196,058				4,196,058		335,685
FlashPoint Technology (Series E)	1,037,037	-	-	-	1,037,037	$843,939	-
Gateway Learning (Series D)	1,441,442		1,441,442		-	(6,042,710)	-
Geographic Network Affiliates International (Series A)	63,200	-	-	-	63,200		-
GMP Companies (Series A)	1,092,000	-	-	-	1,092,000		16,958,760
GoSolutions (common stock)	342,411	-	-	-	342,411		61,634
Homegain.com (Series C)	711,000	-	711,000	-	-	(551,025)	-
Index Stock Imagery (Series A Sr.)	1,356,509	-	-	-	1,356,509		678,255
NeoPlanet (Series C)	1,344,302	-	-	-	1,344,302		24,171
Sensable Technologies (Series C)	489,458	-	-	-	489,458		-
Sensable Technologies (common stock)	2,569,599	-	-	-	2,569,599		-
Total						$(5,749,796)	$19,111,505

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN NEW TECHNOLOGIES FUND, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	November 22, 2005

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	November 22, 2005

SELIGMAN NEW TECHNOLOGIES FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.